UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—March 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2021
Vanguard Growth and Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2021
Growth and Income Fund	Beginning Account Value 9/30/2020	Ending Account Value 3/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,202.20	$1.81
Admiral™ Shares	1,000.00	1,202.80	1.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.29	$1.66
Admiral Shares	1,000.00	1,023.79	1.16
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.23% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Growth and Income Fund
Fund Allocation
As of March 31, 2021
Communication Services	11.3%
Consumer Discretionary	12.8
Consumer Staples	7.3
Energy	2.7
Financials	11.1
Health Care	13.0
Industrials	8.1
Information Technology	27.0
Materials	2.7
Real Estate	1.9
Utilities	1.9
Other	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.3%)
Communication Services (11.0%)
*	Facebook Inc. Class A	989,052	291,305
*	Alphabet Inc. Class A	125,140	258,104
*	Alphabet Inc. Class C	110,317	228,205
	Verizon Communications Inc.	1,805,087	104,966
*	Walt Disney Co.	562,887	103,864
*	Netflix Inc.	128,028	66,787
	Comcast Corp. Class A	1,155,692	62,534
	AT&T Inc.	1,938,308	58,673
	Activision Blizzard Inc.	562,710	52,332
	Electronic Arts Inc.	210,403	28,482
	Lumen Technologies Inc.	2,033,475	27,147
*	Take-Two Interactive Software Inc.	96,183	16,996
*,1	Discovery Inc. Class A	379,954	16,513
	News Corp. Class A	647,595	16,468
*	DISH Network Corp. Class A	341,430	12,360
	Interpublic Group of Cos. Inc.	394,435	11,518
*	Twitter Inc.	151,896	9,665
	Omnicom Group Inc.	114,121	8,462
*	Snap Inc. Class A	116,600	6,097
	News Corp. Class B	211,342	4,958
	Fox Corp. Class A	131,356	4,743
*	Liberty Media Corp.- Liberty SiriusXM Class C	68,900	3,039
*	Yelp Inc. Class A	72,100	2,812
	ViacomCBS Inc. Class B	47,170	2,127
*	TripAdvisor Inc.	37,100	1,996
*	Discovery Inc. Class C	46,033	1,698
	Fox Corp. Class B	44,680	1,561
*	Zillow Group Inc. Class C	10,900	1,413
*	Gogo Inc.	78,100	754
*	Liberty Media Corp.- Liberty SiriusXM Class A	14,600	644
	Cinemark Holdings Inc.	13,200	269
*	AMC Networks Inc. Class A	4,200	223
*	Iridium Communications Inc.	5,200	214
*	Anterix Inc.	4,048	191
*	Altice USA Inc. Class A	5,603	182
	Cable One Inc.	88	161
*	Pinterest Inc. Class A	1,600	118
	TEGNA Inc.	4,900	92

Growth and Income Fund
		Shares	Market Value• ($000)
*	Liberty Global plc Class A	3,000	77
*	Liberty Media Corp.-Liberty Formula One Class C	1,400	61
*	Hemisphere Media Group Inc. Class A	3,488	41
*	Madison Square Garden Sports Corp.	195	35
*	Cars.com Inc.	2,300	30
	Telephone and Data Systems Inc.	1,100	25
	Entravision Communications Corp. Class A	3,900	16
*	Eventbrite Inc. Class A	600	13
*	Liberty Broadband Corp. Class C	58	9
	New York Times Co. Class A	95	5
	Spok Holdings Inc.	432	5
*	U.S. Cellular Corp.	99	4
	Scholastic Corp.	100	3
*	T-Mobile US Inc.	20	3
*	ANGI Homeservices Inc. Class A	200	3
*	Yandex NV Class A	47	3
*	Consolidated Communications Holdings Inc.	300	2
*	DHI Group Inc.	602	2
*	Ooma Inc.	100	2
*	ORBCOMM Inc.	200	2
*	Sciplay Corp. Class A	110	2
	Manchester United plc Class A	100	2
*	Clear Channel Outdoor Holdings Inc.	300	1
*	IDT Corp. Class B	38	1
*	Liberty TripAdvisor Holdings Inc. Class A	100	1
*	Lions Gate Entertainment Corp. Class A	100	1
*	Lions Gate Entertainment Corp. Class B	100	1
*	MDC Partners Inc. Class A	416	1
	National CineMedia Inc.	300	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	TrueCar Inc.	300	1
*	Vonage Holdings Corp.	100	1
*	Zynga Inc. Class A	100	1
*	Gannett Co. Inc.	208	1
*	Fluent Inc.	99	—
*	Eros International plc	200	—
*	Emerald Holding Inc.	11	—
*	Liberty Latin America Ltd. Class A	29	—
			1,408,030
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	143,719	444,678
*	Tesla Inc.	287,168	191,808
	Home Depot Inc.	501,557	153,100
	Lowe's Cos. Inc.	461,259	87,722
	Target Corp.	245,336	48,594
	PulteGroup Inc.	831,281	43,592
	Yum! Brands Inc.	392,941	42,508
	McDonald's Corp.	170,264	38,163
	Garmin Ltd.	280,236	36,949
	eBay Inc.	557,779	34,158
	Best Buy Co. Inc.	268,072	30,777
*	Ford Motor Co.	2,452,760	30,046
*	Etsy Inc.	120,165	24,234
	Newell Brands Inc.	882,254	23,627
*	L Brands Inc.	343,907	21,274

Growth and Income Fund
		Shares	Market Value• ($000)
	TJX Cos. Inc.	316,990	20,969
	H&R Block Inc.	939,421	20,479
*	AutoZone Inc.	12,950	18,186
*	O'Reilly Automotive Inc.	32,346	16,408
	Dollar General Corp.	78,810	15,968
*	Dollar Tree Inc.	123,868	14,178
	NIKE Inc. Class B	97,110	12,905
	Whirlpool Corp.	56,826	12,522
	PVH Corp.	116,950	12,362
	Domino's Pizza Inc.	32,394	11,914
*	Tapestry Inc.	282,190	11,629
	Expedia Group Inc.	63,300	10,895
	Lennar Corp. Class A	104,716	10,600
*	Booking Holdings Inc.	4,331	10,091
*	NVR Inc.	2,069	9,747
*	LKQ Corp.	223,190	9,448
	Pool Corp.	24,611	8,497
*	Under Armour Inc. Class A	323,500	7,169
*	Chipotle Mexican Grill Inc. Class A	4,327	6,148
	General Motors Co.	106,216	6,103
	Darden Restaurants Inc.	41,526	5,897
*	Mohawk Industries Inc.	29,950	5,760
	BorgWarner Inc.	119,936	5,560
	Ross Stores Inc.	46,230	5,543
*	Norwegian Cruise Line Holdings Ltd.	189,040	5,216
	Gap Inc.	171,700	5,113
	DR Horton Inc.	56,240	5,012
*	Farfetch Ltd. Class A	92,200	4,888
	Kohl's Corp.	72,700	4,334
	Polaris Inc.	32,000	4,272
	Wynn Resorts Ltd.	33,000	4,137
	Tractor Supply Co.	20,260	3,588
*	Signet Jewelers Ltd.	51,300	2,974
*	Carvana Co. Class A	11,000	2,886
	Gentex Corp.	74,800	2,668
	Las Vegas Sands Corp.	43,600	2,649
	Royal Caribbean Cruises Ltd.	29,160	2,496
	Harley-Davidson Inc.	61,472	2,465
*	GoPro Inc. Class A	191,200	2,226
	Travel + Leisure Co.	34,400	2,104
	Starbucks Corp.	18,538	2,026
*	Sleep Number Corp.	13,000	1,865
	Leggett & Platt Inc.	37,600	1,716
*	Stamps.com Inc.	7,100	1,417
*	Goodyear Tire & Rubber Co.	77,100	1,355
*	Wayfair Inc. Class A	4,100	1,290
	Advance Auto Parts Inc.	6,043	1,109
*	Grubhub Inc.	15,300	918
*	Groupon Inc. Class A	13,600	687
*	RealReal Inc.	30,200	683
	Jack in the Box Inc.	5,200	571
	Abercrombie & Fitch Co. Class A	14,200	487
*	Peloton Interactive Inc. Class A	4,300	484
*	RH	800	477
*	Fossil Group Inc.	34,300	425

Growth and Income Fund
		Shares	Market Value• ($000)
	Hanesbrands Inc.	19,200	378
*	Under Armour Inc. Class C	19,499	360
*	Carnival Corp.	13,100	348
*	Perdoceo Education Corp.	28,888	346
	Bloomin' Brands Inc.	10,700	289
	Kontoor Brands Inc.	5,900	286
*	SeaWorld Entertainment Inc.	5,500	273
*	Lindblad Expeditions Holdings Inc.	14,200	268
*	Adient plc	5,800	256
*	Hibbett Sports Inc.	3,700	255
	Callaway Golf Co.	8,800	235
*	Sonos Inc.	6,200	232
*	iRobot Corp.	1,800	220
	Wyndham Hotels & Resorts Inc.	3,000	209
	Group 1 Automotive Inc.	1,300	205
*	OneSpaWorld Holdings Ltd.	15,100	161
*	Accel Entertainment Inc. Class A	14,007	153
	Sonic Automotive Inc. Class A	2,900	144
	Wendy's Co.	7,104	144
*	American Axle & Manufacturing Holdings Inc.	13,786	133
	Qurate Retail Inc. Series A	9,900	116
	Red Rock Resorts Inc. Class A	3,148	103
*	Lumber Liquidators Holdings Inc.	3,800	95
	Service Corp. International	1,863	95
	Strategic Education Inc.	900	83
	Graham Holdings Co. Class B	128	72
	La-Z-Boy Inc.	1,600	68
*	Cavco Industries Inc.	238	54
*	Modine Manufacturing Co.	3,500	52
	Shutterstock Inc.	500	45
*	Gentherm Inc.	551	41
*	G-III Apparel Group Ltd.	1,300	39
*	frontdoor Inc.	700	38
*	Conn's Inc.	1,900	37
*	Universal Electronics Inc.	600	33
*	Michaels Cos. Inc.	1,400	31
*	Superior Industries International Inc.	5,179	29
	Arcos Dorados Holdings Inc. Class A	5,600	29
	Hamilton Beach Brands Holding Co. Class A	1,428	26
	Buckle Inc.	600	24
	Guess? Inc.	1,000	24
	Churchill Downs Inc.	100	23
*	Select Interior Concepts Inc. Class A	3,200	23
	Movado Group Inc.	700	20
*	GameStop Corp. Class A	83	16
	MGM Resorts International	400	15
*	Laureate Education Inc. Class A	1,000	14
	Aaron's Co. Inc.	550	14
	Wingstop Inc.	100	13
	Carter's Inc.	98	9
	PetMed Express Inc.	200	7
	Sturm Ruger & Co. Inc.	84	6
*	XPEL Inc.	99	5
*	Cooper-Standard Holdings Inc.	100	4
*	Hilton Worldwide Holdings Inc.	35	4

Growth and Income Fund
		Shares	Market Value• ($000)
	Standard Motor Products Inc.	99	4
*	Biglari Holdings Inc. Class B	20	3
	Designer Brands Inc. Class A	196	3
*	Golden Entertainment Inc.	100	3
*	Turtle Beach Corp.	97	3
	International Game Technology plc	193	3
*	Bluegreen Vacations Holding Class A	160	3
	Acushnet Holdings Corp.	46	2
*	Adtalem Global Education Inc.	39	2
*	Barnes & Noble Education Inc.	278	2
	Cato Corp. Class A	127	2
	Clarus Corp.	131	2
*	Container Store Group Inc.	100	2
*	El Pollo Loco Holdings Inc.	93	2
*	Quotient Technology Inc.	100	2
*	Sally Beauty Holdings Inc.	100	2
*	Target Hospitality Corp.	888	2
	Winnebago Industries Inc.	30	2
	Bassett Furniture Industries Inc.	71	2
	Smith & Wesson Brands Inc.	100	2
*	Veoneer Inc.	98	2
*	Blue Apron Holdings Inc. Class A	200	1
*	Carrols Restaurant Group Inc.	229	1
*	Express Inc.	200	1
*	Mattel Inc.	44	1
*	Noodles & Co. Class A	100	1
*	Party City Holdco Inc.	200	1
*	Revolve Group Inc.	13	1
*	Tenneco Inc. Class A	128	1
*	Urban Outfitters Inc.	39	1
*	Vera Bradley Inc.	100	1
*	Visteon Corp.	4	1
*	Magnite Inc.	26	1
*	American Outdoor Brands Inc.	47	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
	Big 5 Sporting Goods Corp.	16	—
	Magna International Inc.	5	—
	ODP Corp.	10	—
*	J Jill Inc.	40	—
*	Kandi Technologies Group Inc.	34	—
			1,599,013
Consumer Staples (7.1%)
	Procter & Gamble Co.	1,066,167	144,391
	Coca-Cola Co.	1,832,316	96,581
	Walmart Inc.	632,135	85,863
	Altria Group Inc.	1,620,210	82,890
	Costco Wholesale Corp.	227,890	80,327
	Philip Morris International Inc.	571,050	50,675
	Colgate-Palmolive Co.	616,113	48,568
	PepsiCo Inc.	309,452	43,772
	General Mills Inc.	647,522	39,706
	Kimberly-Clark Corp.	203,202	28,255
	Campbell Soup Co.	548,129	27,554
	Hershey Co.	171,032	27,050

Growth and Income Fund
		Shares	Market Value• ($000)
*	Monster Beverage Corp.	274,797	25,031
	Mondelez International Inc. Class A	375,800	21,996
	Constellation Brands Inc. Class A	69,590	15,867
	Clorox Co.	66,226	12,774
	Estee Lauder Cos. Inc. Class A	43,779	12,733
	Conagra Brands Inc.	319,592	12,017
	Kroger Co.	298,864	10,756
	Lamb Weston Holdings Inc.	122,820	9,516
	Tyson Foods Inc. Class A	117,478	8,729
	Church & Dwight Co. Inc.	95,410	8,334
	Sysco Corp.	75,050	5,909
	McCormick & Co. Inc.	59,990	5,349
	Kellogg Co.	61,039	3,864
	Kraft Heinz Co.	41,800	1,672
*	Performance Food Group Co.	23,300	1,342
	Molson Coors Beverage Co. Class B	21,040	1,076
*	Nomad Foods Ltd.	21,083	579
	J M Smucker Co.	3,528	446
*	U.S. Foods Holding Corp	8,100	309
	Brown-Forman Corp. Class B	4,100	283
*	USANA Health Sciences Inc.	1,850	181
*	Sprouts Farmers Market Inc.	4,200	112
*	Herbalife Nutrition Ltd.	1,000	44
	Flowers Foods Inc.	1,200	29
*	Chefs' Warehouse Inc.	700	21
	Lancaster Colony Corp.	94	17
	Seaboard Corp.	1	4
	Albertsons Cos. Inc. Class A	186	4
	PriceSmart Inc.	28	3
	Coty Inc. Class A	200	2
*	Hostess Brands Inc. Class A	171	2
	Natural Grocers by Vitamin Cottage Inc.	100	2
*	Simply Good Foods Co.	79	2
*	United Natural Foods Inc.	43	1
	Vector Group Ltd.	100	1
*	Cal-Maine Foods Inc.	9	—
			914,639
Energy (2.6%)
	Exxon Mobil Corp.	1,635,806	91,327
	Chevron Corp.	681,919	71,458
	Halliburton Co.	1,784,089	38,287
	Schlumberger NV	1,380,888	37,546
	Kinder Morgan Inc.	1,872,620	31,179
	EOG Resources Inc.	144,181	10,457
	NOV Inc.	715,893	9,822
	Devon Energy Corp.	421,360	9,207
	Baker Hughes Co. Class A	347,470	7,509
	Diamondback Energy Inc.	98,835	7,263
	APA Corp.	298,843	5,349
	Marathon Petroleum Corp.	71,846	3,843
	Hess Corp.	39,534	2,797
	Valero Energy Corp.	35,700	2,556
	Targa Resources Corp.	73,200	2,324
	HollyFrontier Corp.	55,600	1,989
	Occidental Petroleum Corp.	45,545	1,212

Growth and Income Fund
		Shares	Market Value• ($000)
	Ovintiv Inc. (XNYS)	47,700	1,136
	ONEOK Inc.	17,720	898
	Pioneer Natural Resources Co.	5,150	818
*	Green Plains Inc.	19,700	533
	Geopark Ltd.	10,364	166
	World Fuel Services Corp.	3,900	137
*	ChampionX Corp.	4,200	91
	Delek US Holdings Inc.	3,600	78
*	Talos Energy Inc.	5,700	69
*	Exterran Corp.	9,300	31
*	Oceaneering International Inc.	1,500	17
	Arch Resources Inc.	400	17
	NACCO Industries Inc. Class A	631	16
*	Range Resources Corp.	1,500	16
*	CNX Resources Corp.	700	10
*	ProPetro Holding Corp.	963	10
*	Magnolia Oil & Gas Corp. Class A	700	8
	Cactus Inc. Class A	200	6
	Helmerich & Payne Inc.	104	3
	Phillips 66	32	3
	Brigham Minerals Inc. Class A	100	2
	Cabot Oil & Gas Corp.	100	2
	Equitrans Midstream Corp.	200	2
	Murphy Oil Corp.	100	2
*	Par Pacific Holdings Inc.	108	2
*	Peabody Energy Corp.	700	2
	Solaris Oilfield Infrastructure Inc. Class A	143	2
*	NexTier Oilfield Solutions Inc.	495	2
	SFL Corp. Ltd.	200	2
*	Diamond S Shipping Inc.	196	2
*	Plains GP Holdings LP Class A	200	2
	Cameco Corp.	100	2
	Archrock Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	1
*	CONSOL Energy Inc.	100	1
*	Energy Fuels Inc.	100	1
*	Helix Energy Solutions Group Inc.	146	1
	Marathon Oil Corp.	100	1
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	PBF Energy Inc. Class A	100	1
	Patterson-UTI Energy Inc.	200	1
*	RPC Inc.	100	1
*	SandRidge Energy Inc.	371	1
*	Southwestern Energy Co.	100	1
*	Tellurian Inc.	300	1
*	Transocean Ltd.	300	1
	Frontline Ltd.	100	1
*	Dorian LPG Ltd.	100	1
	Cenovus Energy Inc.	100	1
*	Golar LNG Ltd.	100	1
*	FTS International Inc. Class A	23	1
*	Navigator Holdings Ltd.	100	1
	Evolution Petroleum Corp.	90	—
*	ION Geophysical Corp.	100	—

Growth and Income Fund
		Shares	Market Value• ($000)
*	Newpark Resources Inc.	137	—
	SM Energy Co.	20	—
*	SilverBow Resources Inc.	3	—
	Nordic American Tankers Ltd.	100	—
*	Frank's International NV	100	—
*	Kosmos Energy Ltd.	100	—
*	Independence Contract Drilling Inc.	100	—
*	FTS International Inc. Warrants Exp. 11/19/23	28	—
*	FTS International Inc. Warrants Exp. 11/19/23 (XASE)	70	—
			338,233
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	572,512	146,260
	JPMorgan Chase & Co.	926,514	141,043
	Bank of America Corp.	3,500,868	135,449
	Wells Fargo & Co.	2,007,973	78,452
	Citigroup Inc.	1,000,016	72,751
	Synchrony Financial	1,236,016	50,256
	Goldman Sachs Group Inc.	126,258	41,286
	U.S. Bancorp	717,244	39,671
	Morgan Stanley	489,849	38,042
	Progressive Corp.	352,672	33,719
	Intercontinental Exchange Inc.	273,700	30,567
	Capital One Financial Corp.	237,614	30,232
	Allstate Corp.	253,699	29,150
	Regions Financial Corp.	1,372,736	28,361
	S&P Global Inc.	76,485	26,989
	Hartford Financial Services Group Inc.	397,790	26,568
	Truist Financial Corp.	419,660	24,475
	Aflac Inc.	460,005	23,543
	M&T Bank Corp.	140,610	21,318
	T Rowe Price Group Inc.	116,181	19,937
	Cboe Global Markets Inc.	198,537	19,594
	Discover Financial Services	200,514	19,047
	American Express Co.	133,627	18,900
	Fifth Third Bancorp	480,111	17,980
	Comerica Inc.	247,374	17,747
	Bank of New York Mellon Corp.	363,600	17,195
	Unum Group	583,572	16,241
	Everest Re Group Ltd.	61,144	15,152
	Moody's Corp.	50,641	15,122
	W R Berkley Corp.	182,821	13,776
	State Street Corp.	153,364	12,884
	Marsh & McLennan Cos. Inc.	102,390	12,471
	Huntington Bancshares Inc.	750,790	11,802
	People's United Financial Inc.	491,280	8,794
	MetLife Inc.	142,087	8,637
	American International Group Inc.	176,010	8,133
	Chubb Ltd.	50,700	8,009
	Globe Life Inc.	81,751	7,900
	Affiliated Managers Group Inc.	50,110	7,468
	Zions Bancorp NA	126,490	6,952
	Citizens Financial Group Inc.	151,230	6,677
	KeyCorp.	323,192	6,457
	Aon plc Class A	25,490	5,866
	Invesco Ltd.	222,480	5,611

Growth and Income Fund
		Shares	Market Value• ($000)
	First Republic Bank	29,500	4,919
	Prudential Financial Inc.	53,400	4,865
	Cincinnati Financial Corp.	47,023	4,848
	BlackRock Inc.	6,066	4,574
	First American Financial Corp.	74,600	4,226
	Raymond James Financial Inc.	33,297	4,081
	Nasdaq Inc.	23,380	3,448
	Principal Financial Group Inc.	56,300	3,376
*	Arch Capital Group Ltd.	71,600	2,747
	Interactive Brokers Group Inc. Class A	34,900	2,549
	Arthur J Gallagher & Co.	11,410	1,424
	Navient Corp.	95,167	1,362
	Popular Inc.	18,700	1,315
	Equitable Holdings Inc.	37,300	1,217
	Owl Rock Capital Corp.	86,872	1,196
	Jefferies Financial Group Inc.	36,100	1,087
	Janus Henderson Group plc	32,200	1,003
*	Brighthouse Financial Inc.	22,090	977
	PROG Holdings Inc.	21,800	944
*	Markel Corp.	700	798
	Bank of NT Butterfield & Son Ltd.	19,900	761
	Ally Financial Inc.	14,400	651
	American Financial Group Inc.	5,300	605
	Ares Management Corp. Class A	10,700	600
*	Green Dot Corp. Class A	13,100	600
	Radian Group Inc.	25,800	600
	American Equity Investment Life Holding Co.	19,000	599
*	Texas Capital Bancshares Inc.	7,400	525
	PacWest Bancorp	13,300	507
*	Genworth Financial Inc. Class A	147,400	489
	Banner Corp.	8,700	464
	Central Pacific Financial Corp.	15,592	416
	Washington Federal Inc.	11,900	367
	Sixth Street Specialty Lending Inc.	16,900	355
*	Cannae Holdings Inc.	8,900	353
	FS KKR Capital Corp.	17,100	339
	Federated Hermes Inc.	10,300	322
	Cowen Inc. Class A	8,700	306
	Solar Capital Ltd.	16,844	299
	Cohen & Steers Inc.	4,219	276
*	Encore Capital Group Inc.	6,800	274
	Wintrust Financial Corp.	3,585	272
*	Blucora Inc.	15,400	256
	Carlyle Group Inc.	6,500	239
*	Enova International Inc.	6,600	234
	B Riley Financial Inc.	4,000	226
	KKR & Co. Inc.	4,500	220
	International Bancshares Corp.	4,700	218
	Apollo Investment Corp.	15,900	218
	Flagstar Bancorp Inc.	4,300	194
*	World Acceptance Corp.	1,463	190
	United Community Banks Inc.	5,400	184
	SEI Investments Co.	2,800	171
*	Mr Cooper Group Inc.	4,900	170
	Great Western Bancorp Inc.	5,505	167

Growth and Income Fund
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	7,731	153
	Peapack-Gladstone Financial Corp.	4,830	149
	Lincoln National Corp.	2,300	143
	TCG BDC Inc.	10,842	143
	First BanCorp.	11,791	133
	TPG RE Finance Trust Inc.	11,900	133
*	SiriusPoint Ltd.	12,949	132
	BlackRock TCP Capital Corp.	9,200	127
*	Donnelley Financial Solutions Inc.	4,500	125
	Washington Trust Bancorp Inc.	2,400	124
*	Ocwen Financial Corp.	3,901	111
	Sculptor Capital Management Inc. Class A	4,700	103
	First Hawaiian Inc.	3,702	101
	AMERISAFE Inc.	1,570	100
	Westamerica BanCorp.	1,600	100
	Primerica Inc.	655	97
	Universal Insurance Holdings Inc.	6,700	96
	Main Street Capital Corp.	2,405	94
	Horizon Bancorp Inc.	4,820	90
	Fidelity National Financial Inc.	2,200	89
	First Financial Bancorp	3,700	89
	State Auto Financial Corp.	4,352	86
	Great Southern Bancorp Inc.	1,500	85
	CVB Financial Corp.	3,800	84
	FS KKR Capital Corp. II	4,309	84
	HomeTrust Bancshares Inc.	3,420	83
	Kearny Financial Corp.	6,905	83
	SLM Corp.	4,000	72
	CBTX Inc.	2,220	68
*	Assetmark Financial Holdings Inc.	2,700	63
	TriCo Bancshares	1,340	63
*	TriState Capital Holdings Inc.	2,700	62
	Meridian Bancorp Inc.	3,000	55
	Independent Bank Corp.	2,300	54
	MGIC Investment Corp.	3,900	54
	Community Trust Bancorp Inc.	1,200	53
	HomeStreet Inc.	1,100	48
	PCSB Financial Corp.	2,794	46
	Barings BDC Inc.	4,500	45
	TriplePoint Venture Growth BDC Corp.	2,900	42
	Park National Corp.	270	35
	Sierra Bancorp	1,290	35
*	Patria Investments Ltd. Class A	2,000	35
	Heritage Commerce Corp.	2,800	34
	Heartland Financial USA Inc.	600	30
	Apollo Commercial Real Estate Finance Inc.	2,000	28
	First Community Bankshares Inc.	888	27
	Employers Holdings Inc.	548	24
	Northfield Bancorp Inc.	1,502	24
	BlackRock Capital Investment Corp.	6,857	23
	Lakeland Bancorp Inc.	1,184	21
	Golub Capital BDC Inc.	1,300	19
	First Financial Corp.	407	18
	TrustCo Bank Corp.	2,400	18
	Saratoga Investment Corp.	723	18

Growth and Income Fund
		Shares	Market Value• ($000)
	MFA Financial Inc.	4,300	17
	NBT Bancorp Inc.	400	16
	Spirit of Texas Bancshares Inc.	701	16
	HBT Financial Inc.	880	15
	Financial Institutions Inc.	468	14
	First Financial Bankshares Inc.	300	14
	Charles Schwab Corp.	222	14
	Bank of Marin Bancorp	300	12
	Old National Bancorp	600	12
	Berkshire Hills Bancorp Inc.	500	11
	Univest Financial Corp.	400	11
	First Busey Corp.	400	10
	First Financial Northwest Inc.	686	10
*	ACRES Commercial Realty Corp.	700	10
	Columbia Banking System Inc.	200	9
	Cathay General Bancorp	200	8
	Territorial Bancorp Inc.	300	8
	American National Group Inc.	70	8
*	Elevate Credit Inc.	2,499	7
	Primis Financial Corp.	477	7
	Bank of Hawaii Corp.	62	6
	Community Bank System Inc.	82	6
	PJT Partners Inc. Class A	83	6
	Preferred Bank	100	6
	ServisFirst Bancshares Inc.	100	6
	Tompkins Financial Corp.	74	6
	Willis Towers Watson plc	26	6
	Artisan Partners Asset Management Inc. Class A	99	5
	Civista Bancshares Inc.	200	5
*	LendingTree Inc.	25	5
	Moelis & Co. Class A	88	5
	Argo Group International Holdings Ltd.	98	5
	Amalgamated Financial Corp.	305	5
*	Bancorp Inc.	200	4
	Banc of California Inc.	200	4
	Byline Bancorp Inc.	200	4
	City Holding Co.	45	4
	First Bancorp	100	4
	First Interstate BancSystem Inc. Class A	92	4
	Flushing Financial Corp.	202	4
	Luther Burbank Corp.	300	4
	OneMain Holdings Inc.	77	4
*	PRA Group Inc.	100	4
	Sandy Spring Bancorp Inc.	100	4
	South State Corp.	55	4
	Southside Bancshares Inc.	100	4
	Blackstone Group Inc. Class A	50	4
	BancorpSouth Bank	100	3
	Bryn Mawr Bank Corp.	64	3
	Cadence BanCorp. Class A	132	3
	Capitol Federal Financial Inc.	198	3
	Curo Group Holdings Corp.	199	3
	Hilltop Holdings Inc.	100	3
	Home BancShares Inc.	99	3
	Home Bancorp Inc.	76	3

Growth and Income Fund
		Shares	Market Value• ($000)
	Nelnet Inc. Class A	38	3
	Stifel Financial Corp.	50	3
	Stock Yards Bancorp Inc.	55	3
	Horizon Technology Finance Corp.	200	3
	Allegiance Bancshares Inc.	60	2
	Arbor Realty Trust Inc.	100	2
	Ares Commercial Real Estate Corp.	111	2
	Camden National Corp.	46	2
	Colony Credit Real Estate Inc.	200	2
*	Columbia Financial Inc.	100	2
	ConnectOne Bancorp Inc.	82	2
	First Midwest Bancorp Inc.	100	2
	Great Ajax Corp.	188	2
	Greenhill & Co. Inc.	110	2
	KKR Real Estate Finance Trust Inc.	100	2
*	LendingClub Corp.	100	2
*	MBIA Inc.	220	2
	PennyMac Mortgage Investment Trust	100	2
	TCF Financial Corp.	50	2
	Trustmark Corp.	66	2
	Umpqua Holdings Corp.	100	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	400	2
	Broadmark Realty Capital Inc.	145	2
	First Eagle Alternative Capital BDC Inc.	600	2
	Oxford Square Capital Corp.	352	2
	PennantPark Investment Corp.	300	2
	Annaly Capital Management Inc.	100	1
	ARMOUR Residential REIT Inc.	100	1
	BGC Partners Inc. Class A	300	1
	Boston Private Financial Holdings Inc.	101	1
	Commerce Bancshares Inc.	11	1
	FNB Corp.	100	1
	Granite Point Mortgage Trust Inc.	100	1
	Heritage Insurance Holdings Inc.	100	1
	Investors Bancorp Inc.	100	1
	Ladder Capital Corp. Class A	100	1
	New Residential Investment Corp.	118	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	OFG Bancorp	58	1
	Old Second Bancorp Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	Republic First Bancorp Inc.	369	1
	United Bankshares Inc.	18	1
	Valley National Bancorp	100	1
*	ProSight Global Inc.	100	1
*	XP Inc.	38	1
	Premier Financial Corp.	23	1
	Gladstone Investment Corp.	100	1
	Prospect Capital Corp.	100	1
	BancFirst Corp.	5	—
	Evercore Inc. Class A	1	—
	First of Long Island Corp.	21	—
	Invesco Mortgage Capital Inc.	109	—

Growth and Income Fund
		Shares	Market Value• ($000)
	Lakeland Financial Corp.	1	—
*	NMI Holdings Inc. Class A	15	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Western Alliance Bancorp	1	—
	Westwood Holdings Group Inc.	25	—
	AG Mortgage Investment Trust Inc.	38	—
			1,394,621
Health Care (12.6%)
	Johnson & Johnson	1,179,384	193,832
	UnitedHealth Group Inc.	319,441	118,854
	Merck & Co. Inc.	1,541,607	118,843
	Thermo Fisher Scientific Inc.	172,937	78,925
	Abbott Laboratories	607,652	72,821
	CVS Health Corp.	879,577	66,171
	Medtronic plc	508,792	60,104
	Eli Lilly and Co.	315,634	58,967
	HCA Healthcare Inc.	311,515	58,671
	McKesson Corp.	285,580	55,700
	Cigna Corp.	196,162	47,420
	Cardinal Health Inc.	680,111	41,317
	AbbVie Inc.	340,768	36,878
	Gilead Sciences Inc.	545,336	35,245
	Anthem Inc.	96,253	34,550
*	IQVIA Holdings Inc.	169,897	32,814
	Zoetis Inc.	203,532	32,052
	Bristol-Myers Squibb Co.	424,222	26,781
	Danaher Corp.	117,443	26,434
	Pfizer Inc.	707,626	25,637
*	Biogen Inc.	83,459	23,348
	Humana Inc.	55,243	23,161
*	Vertex Pharmaceuticals Inc.	105,412	22,652
*	IDEXX Laboratories Inc.	42,112	20,606
	Agilent Technologies Inc.	153,644	19,534
	Baxter International Inc.	204,000	17,205
*	DaVita Inc.	137,548	14,824
	Amgen Inc.	58,835	14,639
*	Boston Scientific Corp.	367,361	14,199
*	Waters Corp.	48,655	13,826
	Becton Dickinson and Co.	52,224	12,698
*	Centene Corp.	186,962	11,949
	Zimmer Biomet Holdings Inc.	73,200	11,718
*	Hologic Inc.	155,461	11,563
*	Edwards Lifesciences Corp.	133,096	11,132
	ResMed Inc.	57,250	11,108
	AmerisourceBergen Corp. Class A	93,113	10,994
	STERIS plc	53,660	10,221
	Cerner Corp.	119,880	8,617
*	Align Technology Inc.	15,796	8,554
*	Sage Therapeutics Inc.	109,200	8,174
*	Illumina Inc.	20,986	8,060
*	Mettler-Toledo International Inc.	6,849	7,915
*	DexCom Inc.	21,060	7,569
	PerkinElmer Inc.	54,262	6,961
*	Laboratory Corp. of America Holdings	24,623	6,280

Growth and Income Fund
		Shares	Market Value• ($000)
*	Henry Schein Inc.	79,700	5,518
	Quest Diagnostics Inc.	38,330	4,919
*	Incyte Corp.	51,930	4,220
	Stryker Corp.	17,129	4,172
*	Regeneron Pharmaceuticals Inc.	8,007	3,788
*	ABIOMED Inc.	10,003	3,188
	Bruker Corp.	47,500	3,053
*	ACADIA Pharmaceuticals Inc.	107,900	2,784
*	Intuitive Surgical Inc.	2,828	2,090
*	Amedisys Inc.	7,836	2,075
*	Myriad Genetics Inc.	61,800	1,882
*	Ultragenyx Pharmaceutical Inc.	13,400	1,526
*	TG Therapeutics Inc.	27,200	1,311
*,1	CEL-SCI Corp.	80,900	1,231
*	Molina Healthcare Inc.	5,222	1,221
*	Shockwave Medical Inc.	9,300	1,211
*	Viatris Inc.	77,286	1,080
*,1	Omeros Corp.	55,700	991
*	Lexicon Pharmaceuticals Inc.	165,994	974
*	Allscripts Healthcare Solutions Inc.	63,800	958
*	Fate Therapeutics Inc.	11,500	948
*	Tenet Healthcare Corp.	17,100	889
*	Envista Holdings Corp.	21,200	865
*	Pacira BioSciences Inc.	11,300	792
*	QIAGEN NV	13,580	661
*	Altimmune Inc.	44,600	630
*	Neogen Corp.	7,000	622
*	Travere Thrapeutics Inc.	23,100	577
*	Sotera Health Co.	20,700	517
*	Biohaven Pharmaceutical Holding Co. Ltd.	7,399	506
*	Heron Therapeutics Inc.	30,800	499
*	Amicus Therapeutics Inc.	50,077	495
*	Syndax Pharmaceuticals Inc.	20,400	456
*	Triple-S Management Corp. Class B	17,350	452
*	Brookdale Senior Living Inc.	65,600	397
*	Vir Biotechnology Inc.	7,600	390
*	Halozyme Therapeutics Inc.	9,300	388
*	United Therapeutics Corp.	2,300	385
*	Corcept Therapeutics Inc.	15,200	362
	Perrigo Co. plc	8,900	360
*	Taro Pharmaceutical Industries Ltd.	4,733	349
*	Xeris Pharmaceuticals Inc.	76,300	344
*	CareDx Inc.	4,900	334
*	Lannett Co. Inc.	62,000	327
*	WaVe Life Sciences Ltd.	53,900	302
	Owens & Minor Inc.	7,423	279
*	NuVasive Inc.	4,100	269
*	AcelRx Pharmaceuticals Inc.	152,500	259
*	Ovid therapeutics Inc.	55,300	222
*	Rubius Therapeutics Inc.	5,900	156
*	Intra-Cellular Therapies Inc.	4,429	150
*	Dynavax Technologies Corp.	14,500	143
*	Tricida Inc.	26,284	139
*	1Life Healthcare Inc.	3,456	135
*	10X Genomics Inc. Class A	700	127

Growth and Income Fund
		Shares	Market Value• ($000)
*	Nevro Corp.	900	126
*	AnaptysBio Inc.	5,800	125
*	Ardelyx Inc.	18,700	124
*	Eagle Pharmaceuticals Inc.	2,938	123
*	La Jolla Pharmaceutical Co.	29,075	123
*	Arcus Biosciences Inc.	4,100	115
*	Rocket Pharmaceuticals Inc.	2,512	111
*	Fluidigm Corp.	23,700	107
*	Radius Health Inc.	5,000	104
*	Horizon Therapeutics plc	1,100	101
*	Assertio Holdings Inc.	136,200	93
*	Tivity Health Inc.	3,900	87
*	Denali Therapeutics Inc.	1,500	86
*	Odonate Therapeutics Inc.	24,400	83
*	Corbus Pharmaceuticals Holdings Inc.	39,800	78
*	Evofem Biosciences Inc.	42,500	74
*	Editas Medicine Inc. Class A	1,700	71
*	Recro Pharma Inc.	24,683	69
*	Gritstone Oncology Inc.	6,200	58
*	Insulet Corp.	200	52
*	Natera Inc.	500	51
*	Axsome Therapeutics Inc.	888	50
*	AngioDynamics Inc.	1,900	44
*	Evolus Inc.	3,100	40
*	Karyopharm Therapeutics Inc.	3,700	39
*	ChemoCentryx Inc.	700	36
*	Arcturus Therapeutics Holdings Inc.	700	29
*	Bluebird Bio Inc.	900	27
*	Vocera Communications Inc.	700	27
*	PTC Therapeutics Inc.	500	24
*	Dicerna Pharmaceuticals Inc.	900	23
*	Vanda Pharmaceuticals Inc.	1,500	23
	Patterson Cos. Inc.	700	22
*	Zogenix Inc.	956	19
*	Surgery Partners Inc.	400	18
*	Bio-Rad Laboratories Inc. Class A	28	16
*	CytomX Therapeutics Inc.	2,100	16
*	Arvinas Inc.	200	13
*	Paratek Pharmaceuticals Inc.	1,900	13
*	Viemed Healthcare Inc.	1,300	13
*	NextGen Healthcare Inc.	684	12
*	PRA Health Sciences Inc.	80	12
*	GlycoMimetics Inc.	3,700	11
*	Twist Bioscience Corp.	85	11
*	Catalent Inc.	99	10
*	Concert Pharmaceuticals Inc.	2,100	10
	Hill-Rom Holdings Inc.	86	10
*	Jazz Pharmaceuticals plc	62	10
*	Cymabay Therapeutics Inc.	1,900	9
*	Magellan Health Inc.	91	9
*	ICON plc	47	9
*	Chimerix Inc.	800	8
*	Repligen Corp.	39	8
*	Catalyst Pharmaceuticals Inc.	1,600	7
*	Joint Corp.	145	7

Growth and Income Fund
		Shares	Market Value• ($000)
*	Moderna Inc.	55	7
*	Pulse Biosciences Inc.	300	7
*	Exact Sciences Corp.	45	6
*	Mersana Therapeutics Inc.	400	6
*	Surmodics Inc.	100	6
*	iCAD Inc.	300	6
*	Hanger Inc.	200	5
*	Inogen Inc.	90	5
*	Medpace Holdings Inc.	32	5
*	Optinose Inc.	1,400	5
*	Prothena Corp. plc	200	5
*	Alnylam Pharmaceuticals Inc.	29	4
*	HMS Holdings Corp.	99	4
*	Penumbra Inc.	13	4
*	Varex Imaging Corp.	181	4
*	NextCure Inc.	400	4
*	Accelerate Diagnostics Inc.	300	3
*	BioMarin Pharmaceutical Inc.	46	3
*	CorVel Corp.	30	3
*	Orthofix Medical Inc.	60	3
*	REGENXBIO Inc.	100	3
*	Liquidia Corp.	1,000	3
*	Immunovant Inc.	180	3
*	Akebia Therapeutics Inc.	498	2
*	AtriCure Inc.	35	2
*	BioDelivery Sciences International Inc.	400	2
*	Cara Therapeutics Inc.	90	2
*	Cerus Corp.	300	2
*	Constellation Pharmaceuticals Inc.	84	2
*	Enzo Biochem Inc.	500	2
*	Evolent Health Inc. Class A	100	2
*	FONAR Corp.	100	2
*	Homology Medicines Inc.	200	2
*	ImmunoGen Inc.	194	2
*	Integer Holdings Corp.	24	2
*	Intersect ENT Inc.	100	2
	Invacare Corp.	200	2
*	IVERIC bio Inc.	300	2
*	Kindred Biosciences Inc.	300	2
*	Nektar Therapeutics Class A	100	2
*	Pacific Biosciences of California Inc.	70	2
	Phibro Animal Health Corp. Class A	82	2
*	Selecta Biosciences Inc.	400	2
*	Sientra Inc.	206	2
*	Tandem Diabetes Care Inc.	26	2
*	Affimed NV	200	2
*	CRISPR Therapeutics AG	16	2
*	Marinus Pharmaceuticals Inc.	125	2
*	Compugen Ltd.	193	2
*	Abeona Therapeutics Inc.	700	1
*	Accuray Inc.	246	1
*	Aeglea BioTherapeutics Inc.	100	1
*	Adverum Biotechnologies Inc.	100	1
*	Agenus Inc.	300	1
*	Amneal Pharmaceuticals Inc.	200	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Athenex Inc.	173	1
*	BioCryst Pharmaceuticals Inc.	100	1
*	CTI BioPharma Corp.	200	1
*	Calithera Biosciences Inc.	300	1
*	Change Healthcare Inc.	57	1
*	Clovis Oncology Inc.	100	1
*	Coherus Biosciences Inc.	38	1
*	Cross Country Healthcare Inc.	100	1
*	Cutera Inc.	32	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	ElectroCore Inc.	386	1
*	Flexion Therapeutics Inc.	100	1
*	Inovio Pharmaceuticals Inc.	97	1
*	Innoviva Inc.	100	1
*	Ironwood Pharmaceuticals Inc. Class A	100	1
*	Jounce Therapeutics Inc.	100	1
*	Kura Oncology Inc.	33	1
	LeMaitre Vascular Inc.	27	1
*	MediciNova Inc.	200	1
*	Meridian Bioscience Inc.	50	1
*	Natus Medical Inc.	30	1
*	OraSure Technologies Inc.	100	1
*	Puma Biotechnology Inc.	100	1
*	Rockwell Medical Inc.	436	1
*	Sangamo Therapeutics Inc.	100	1
*	Sesen Bio Inc.	500	1
*	Sorrento Therapeutics Inc.	100	1
*	Spectrum Pharmaceuticals Inc.	400	1
*	Syros Pharmaceuticals Inc.	100	1
*	Tactile Systems Technology Inc.	14	1
*	vTv Therapeutics Inc. Class A	406	1
*	Voyager Therapeutics Inc.	200	1
*	SmileDirectClub Inc.	100	1
*	Tyme Technologies Inc.	408	1
*	MeiraGTx Holdings plc	100	1
*	Aquestive Therapeutics Inc.	181	1
*	Bellicum Pharmaceuticals Inc.	175	1
*	Precigen Inc.	200	1
*	PDS Biotechnology Corp.	165	1
*	Quotient Ltd.	200	1
*	Strongbridge Biopharma plc	335	1
*	Genocea Biosciences Inc.	300	1
*	IMARA Inc.	160	1
*	Aptinyx Inc. Class A	200	1
*	Aurinia Pharmaceuticals Inc.	100	1
*	Chinook Therapeutics Inc.	67	1
*	Cronos Group Inc.	100	1
*	Xenon Pharmaceuticals Inc.	62	1
*	ProQR Therapeutics NV	205	1
*	VYNE Therapeutics Inc.	84	1
*	Assembly Biosciences Inc.	80	—
*	Calyxt Inc.	41	—
	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	Fortress Biotech Inc.	100	—

Growth and Income Fund
		Shares	Market Value• ($000)
*	Insmed Inc.	6	—
*	Iovance Biotherapeutics Inc.	7	—
*	MannKind Corp.	100	—
*	PolarityTE Inc.	283	—
*	Select Medical Holdings Corp.	4	—
*	Seres Therapeutics Inc.	22	—
*	Varian Medical Systems Inc.	2	—
*	Arbutus Biopharma Corp.	100	—
*	Baudax Bio Inc.	4	—
*	Five Star Senior Living Inc.	6	—
*	VBI Vaccines Inc.	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—
			1,625,249
Industrials (7.9%)
	Lockheed Martin Corp.	249,998	92,374
	Union Pacific Corp.	221,648	48,853
	Illinois Tool Works Inc.	195,216	43,244
	Masco Corp.	715,240	42,843
	United Parcel Service Inc. Class B	238,666	40,571
	Otis Worldwide Corp.	556,716	38,107
	Dover Corp.	260,760	35,758
	Expeditors International of Washington Inc.	330,075	35,546
	3M Co.	175,420	33,800
	Trane Technologies plc	203,314	33,661
	Raytheon Technologies Corp.	412,869	31,902
	AMETEK Inc.	243,890	31,152
	Deere & Co.	77,912	29,150
	FedEx Corp.	101,579	28,853
	Cummins Inc.	109,938	28,486
	Republic Services Inc. Class A	282,513	28,068
	WW Grainger Inc.	69,624	27,914
	Nielsen Holdings plc	919,136	23,116
	Allegion plc	177,219	22,262
	Old Dominion Freight Line Inc.	84,799	20,387
	Northrop Grumman Corp.	58,129	18,813
*	Ingersoll Rand Inc.	293,450	14,441
	Rockwell Automation Inc.	51,503	13,671
	JB Hunt Transport Services Inc.	80,960	13,607
	PACCAR Inc.	144,550	13,432
	Alaska Air Group Inc.	191,463	13,251
	Johnson Controls International plc	214,424	12,795
	Carrier Global Corp.	289,734	12,233
	Parker-Hannifin Corp.	38,660	12,195
	A O Smith Corp.	176,750	11,950
	Emerson Electric Co.	126,353	11,400
	Honeywell International Inc.	51,406	11,159
	L3Harris Technologies Inc.	52,000	10,539
*	United Rentals Inc.	31,868	10,494
	Fortune Brands Home & Security Inc.	98,220	9,411
	General Electric Co.	629,153	8,261
*	Delta Air Lines Inc.	165,200	7,976
	Robert Half International Inc.	93,801	7,323
	CH Robinson Worldwide Inc.	66,477	6,344
	TransUnion	62,300	5,607

Growth and Income Fund
		Shares	Market Value• ($000)
*	Boeing Co.	21,486	5,473
	Cintas Corp.	15,531	5,301
	nVent Electric plc	153,500	4,284
	Eaton Corp. plc	29,700	4,107
	Caterpillar Inc.	17,507	4,059
	Fastenal Co.	80,300	4,037
	Allison Transmission Holdings Inc.	97,700	3,989
*	CACI International Inc. Class A	15,402	3,799
	Knight-Swift Transportation Holdings Inc.	69,200	3,328
*	Plug Power Inc.	86,900	3,114
	American Airlines Group Inc.	123,900	2,961
*	Lyft Inc. Class A	45,300	2,862
	Huntington Ingalls Industries Inc.	12,200	2,511
	Norfolk Southern Corp.	7,478	2,008
	Waste Management Inc.	15,400	1,987
	Leidos Holdings Inc.	15,450	1,488
*	IAA Inc.	19,101	1,053
	Waste Connections Inc.	9,600	1,037
	Fluor Corp.	43,300	1,000
	Werner Enterprises Inc.	20,400	962
*	Uber Technologies Inc.	16,700	910
	ArcBest Corp.	12,197	858
	CSX Corp.	8,821	851
	Rollins Inc.	24,527	844
	KBR Inc.	21,800	837
*	Resideo Technologies Inc.	25,000	706
	Kansas City Southern	2,400	633
	Nordson Corp.	2,800	556
	Stanley Black & Decker Inc.	2,734	546
*	Great Lakes Dredge & Dock Corp.	36,800	537
	Lindsay Corp.	3,200	533
	MSA Safety Inc.	2,700	405
	Pitney Bowes Inc.	47,700	393
	Donaldson Co. Inc.	5,405	314
	Rexnord Corp.	5,038	237
	Moog Inc. Class A	2,681	223
	Howmet Aerospace Inc.	6,600	212
	Maxar Technologies Inc.	5,300	200
*	Manitowoc Co. Inc.	9,301	192
	Arcosa Inc.	2,900	189
	ManpowerGroup Inc.	1,900	188
*	Mercury Systems Inc.	2,500	177
	Healthcare Services Group Inc.	6,100	171
	Quanta Services Inc.	1,900	167
*	Tutor Perini Corp.	8,681	165
*	Clarivate Analytics plc	6,200	164
	Ritchie Bros Auctioneers Inc.	2,500	146
	CoreLogic Inc.	1,700	135
*,2	API Group Corp.	6,400	132
	ManTech International Corp. Class A	1,371	119
	Wabash National Corp.	6,300	118
*	American Superconductor Corp.	5,500	104
*	Astronics Corp.	5,500	99
	EnPro Industries Inc.	1,077	92
	Rush Enterprises Inc. Class A	1,800	90

Growth and Income Fund
		Shares	Market Value• ($000)
	ADT Inc.	10,600	89
	Hawaiian Holdings Inc.	3,300	88
*	Middleby Corp.	500	83
*	CoStar Group Inc.	94	77
*	Yellow Corp.	8,500	75
*	Allegiant Travel Co. Class A	300	73
	McGrath RentCorp.	700	56
	Matthews International Corp. Class A	1,400	55
	Triumph Group Inc.	2,800	51
	Schneider National Inc. Class B	1,600	40
	Roper Technologies Inc.	95	38
	Quad/Graphics Inc.	9,900	35
	Advanced Drainage Systems Inc.	300	31
*	Northwest Pipe Co.	910	30
	AAON Inc.	400	28
*	Univar Solutions Inc.	1,200	26
	Heartland Express Inc.	1,300	25
*	Avis Budget Group Inc.	300	22
	REV Group Inc.	1,007	19
	Omega Flex Inc.	100	16
*	Gates Industrial Corp. plc	1,000	16
	Curtiss-Wright Corp.	100	12
*	Franklin Covey Co.	400	11
	Knoll Inc.	600	10
	Primoris Services Corp.	300	10
	Xylem Inc.	94	10
	Canadian Pacific Railway Ltd.	26	10
	Applied Industrial Technologies Inc.	98	9
	Oshkosh Corp.	73	9
	Forward Air Corp.	87	8
	Insperity Inc.	94	8
	Snap-on Inc.	36	8
	Brink's Co.	92	7
	CRA International Inc.	100	7
	Graco Inc.	100	7
	Resources Connection Inc.	412	6
	Greenbrier Cos. Inc.	100	5
	Textron Inc.	98	5
	IHS Markit Ltd.	54	5
	Federal Signal Corp.	95	4
	HNI Corp.	100	4
	Heidrick & Struggles International Inc.	100	4
*	Huron Consulting Group Inc.	81	4
*	CBIZ Inc.	91	3
*	Cornerstone Building Brands Inc.	198	3
*	L B Foster Co. Class A	194	3
	Marten Transport Ltd.	150	3
*	Matrix Service Co.	192	3
	Tetra Tech Inc.	23	3
	AZZ Inc.	41	2
	Aerojet Rocketdyne Holdings Inc.	38	2
*	Babcock & Wilcox Enterprises Inc.	200	2
	Brady Corp. Class A	38	2
*	BrightView Holdings Inc.	112	2
*	CECO Environmental Corp.	225	2

Growth and Income Fund
		Shares	Market Value• ($000)
*	DXP Enterprises Inc.	57	2
	Ennis Inc.	100	2
*	Evoqua Water Technologies Corp.	63	2
*	Forrester Research Inc.	40	2
	KAR Auction Services Inc.	100	2
	Kelly Services Inc. Class A	84	2
	Kimball International Inc. Class B	132	2
*	MRC Global Inc.	200	2
*	Radiant Logistics Inc.	282	2
*	Titan Machinery Inc.	66	2
*	TrueBlue Inc.	100	2
*	USA Truck Inc.	124	2
	Universal Logistics Holdings Inc.	86	2
	Westinghouse Air Brake Technologies Corp.	28	2
*	WESCO International Inc.	23	2
	Luxfer Holdings plc	94	2
	AAR Corp.	37	2
	ACCO Brands Corp.	204	2
	ARC Document Solutions Inc.	857	2
	CNH Industrial NV	100	2
*	Corp. America Airports SA	400	2
	Atlas Corp.	111	2
	CoreCivic Inc.	99	1
*	Energous Corp.	142	1
*	General Finance Corp.	100	1
	GrafTech International Ltd.	59	1
	Interface Inc. Class A	100	1
*	Masonite International Corp.	6	1
*	Mistras Group Inc.	100	1
*	NOW Inc.	146	1
*	Orion Group Holdings Inc.	200	1
*	SEACOR Holdings Inc.	16	1
	Steelcase Inc. Class A	100	1
	Titan International Inc.	100	1
	Caesarstone Ltd.	62	1
	Genco Shipping & Trading Ltd.	100	1
*	Westport Fuel Systems Inc.	100	1
*	Armstrong Flooring Inc.	25	—
*	Covenant Logistics Group Inc. Class A	14	—
	Southwest Airlines Co.	8	—
	Shyft Group Inc.	1	—
	Eneti Inc.	2	—
			1,013,777
Information Technology (26.2%)
	Apple Inc.	6,337,218	774,091
	Microsoft Corp.	2,995,248	706,190
	NVIDIA Corp.	234,572	125,245
	Mastercard Inc. Class A	306,447	109,110
	Cisco Systems Inc.	1,892,909	97,882
	QUALCOMM Inc.	720,482	95,529
*	Adobe Inc.	198,990	94,594
	Accenture plc Class A	297,658	82,228
	Intel Corp.	1,282,416	82,075
	Texas Instruments Inc.	384,386	72,645
	Oracle Corp.	957,592	67,194

Growth and Income Fund
		Shares	Market Value• ($000)
	Visa Inc. Class A	311,728	66,002
	HP Inc.	1,841,540	58,469
	Lam Research Corp.	89,287	53,147
	Applied Materials Inc.	397,749	53,139
*	Advanced Micro Devices Inc.	673,141	52,842
*	PayPal Holdings Inc.	213,247	51,785
*	Fortinet Inc.	279,009	51,455
	Intuit Inc.	108,485	41,556
*	Micron Technology Inc.	432,540	38,154
*	Autodesk Inc.	132,808	36,808
*	Qorvo Inc.	198,176	36,207
	International Business Machines Corp.	228,387	30,435
*	Cadence Design Systems Inc.	209,743	28,733
*	Synopsys Inc.	108,780	26,953
	Teradyne Inc.	210,881	25,660
*	VeriSign Inc.	126,800	25,203
	Cognizant Technology Solutions Corp. Class A	319,972	24,996
	Fidelity National Information Services Inc.	166,300	23,383
	Motorola Solutions Inc.	116,285	21,867
*	ServiceNow Inc.	39,310	19,659
	CDW Corp.	113,929	18,884
	NetApp Inc.	258,937	18,817
	Western Digital Corp.	272,001	18,156
	Broadcom Inc.	34,739	16,107
*	Vontier Corp.	481,300	14,569
	Microchip Technology Inc.	89,894	13,953
	DXC Technology Co.	430,009	13,442
	Skyworks Solutions Inc.	73,030	13,399
*	Gartner Inc.	70,720	12,910
	Maxim Integrated Products Inc.	138,326	12,639
*	salesforce.com Inc.	57,922	12,272
	Automatic Data Processing Inc.	62,099	11,704
	Citrix Systems Inc.	79,080	11,100
	KLA Corp.	31,749	10,490
	Western Union Co.	375,000	9,247
	Jack Henry & Associates Inc.	50,374	7,643
*	Square Inc. Class A	31,300	7,107
	Paychex Inc.	71,032	6,963
*	F5 Networks Inc.	27,173	5,669
	Xilinx Inc.	42,300	5,241
	NortonLifeLock Inc.	214,601	4,562
	Xerox Holdings Corp.	178,400	4,330
*	Keysight Technologies Inc.	30,000	4,302
*	StoneCo. Ltd. Class A	48,600	2,975
	Juniper Networks Inc.	115,100	2,915
*	FleetCor Technologies Inc.	10,000	2,686
	InterDigital Inc.	38,173	2,422
*	3D Systems Corp.	79,900	2,192
*	Shopify Inc. Class A (XTSE)	1,800	1,992
	Amphenol Corp. Class A	29,890	1,972
*	Black Knight Inc.	25,500	1,887
*	Enphase Energy Inc.	9,978	1,618
*	Zoom Video Communications Inc. Class A	5,000	1,606
*	Anaplan Inc.	29,600	1,594
	Broadridge Financial Solutions Inc.	9,469	1,450

Growth and Income Fund
		Shares	Market Value• ($000)
	Cognex Corp.	15,700	1,303
*	Workiva Inc. Class A	14,100	1,244
	Kulicke & Soffa Industries Inc.	24,800	1,218
*	Tenable Holdings Inc.	30,900	1,118
*	Tower Semiconductor Ltd.	37,700	1,057
*	Synaptics Inc.	7,472	1,012
	SS&C Technologies Holdings Inc.	14,400	1,006
	Monolithic Power Systems Inc.	2,695	952
	NXP Semiconductors NV	4,400	886
	Analog Devices Inc.	5,246	814
*	SunPower Corp.	23,913	800
*	Ciena Corp.	13,700	750
*	Lattice Semiconductor Corp.	16,643	749
*	Rambus Inc.	38,400	746
	Genpact Ltd.	14,400	617
*	Unisys Corp.	20,300	516
*	Nuance Communications Inc.	11,500	502
*	TTM Technologies Inc.	29,633	430
*	Palo Alto Networks Inc.	1,300	419
*	Inphi Corp.	2,300	410
*	Ambarella Inc.	4,000	402
*	Cirrus Logic Inc.	4,200	356
*	SVMK Inc.	19,000	348
	Entegris Inc.	2,795	312
*	New Relic Inc.	4,600	283
*	Digimarc Corp.	8,505	252
	Vishay Intertechnology Inc.	10,031	242
*	Proofpoint Inc.	1,900	239
*	FireEye Inc.	11,700	229
*	8x8 Inc.	6,600	214
*	Stratasys Ltd.	7,100	184
	Ebix Inc.	4,100	131
*	Knowles Corp.	5,600	117
*	GoDaddy Inc. Class A	1,500	116
	National Instruments Corp.	2,000	86
*	Conduent Inc.	11,500	77
*	Impinj Inc.	1,303	74
*	J2 Global Inc.	600	72
	NIC Inc.	2,000	68
*	Blackline Inc.	600	65
	ADTRAN Inc.	3,834	64
*	Extreme Networks Inc.	7,100	62
*	Domo Inc. Class B	1,000	56
	Hackett Group Inc.	3,400	56
	Sapiens International Corp. NV	1,759	56
	Hollysys Automation Technologies Ltd.	4,200	53
*	Photronics Inc.	3,700	48
	Jabil Inc.	900	47
*	Celestica Inc.	5,600	47
	Seagate Technology plc	600	46
*	MaxLinear Inc.	1,300	44
*	Crowdstrike Holdings Inc. Class A	200	36
	Avnet Inc.	600	25
*	SolarWinds Corp.	1,442	25
*	Perficient Inc.	400	23

Growth and Income Fund
		Shares	Market Value• ($000)
*	SMART Global Holdings Inc.	502	23
*	Veeco Instruments Inc.	1,000	21
	Logitech International SA (Registered)	200	21
	American Software Inc. Class A	800	17
*	Concentrix Corp.	99	15
*	Diebold Nixdorf Inc.	1,000	14
	Ituran Location and Control Ltd.	600	13
*	NetScout Systems Inc.	416	12
	Advanced Energy Industries Inc.	98	11
	SYNNEX Corp.	99	11
	NVE Corp.	149	10
	Global Payments Inc.	45	9
*	GreenSky Inc. Class A	1,400	9
*	Trimble Inc.	90	7
*	Tucows Inc. Class A	97	7
*	DSP Group Inc.	400	6
	Daktronics Inc.	998	6
*	Euronet Worldwide Inc.	45	6
*	MACOM Technology Solutions Holdings Inc. Class H	100	6
*	Bill.Com Holdings Inc.	39	6
*	Arista Networks Inc.	16	5
*	CommVault Systems Inc.	72	5
	QAD Inc. Class A	75	5
	Belden Inc.	88	4
*	ePlus Inc.	37	4
*	PDF Solutions Inc.	200	4
*	PROS Holdings Inc.	98	4
*	Zendesk Inc.	32	4
*	Benefitfocus Inc.	200	3
*	Digital Turbine Inc.	40	3
*	Model N Inc.	94	3
	Progress Software Corp.	58	3
*	Sabre Corp.	185	3
*	ScanSource Inc.	100	3
*	Applied Optoelectronics Inc.	200	2
	Benchmark Electronics Inc.	55	2
*	CalAmp Corp.	200	2
*	Cornerstone OnDemand Inc.	37	2
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Harmonic Inc.	200	2
*	Infinera Corp.	190	2
*	Mitek Systems Inc.	137	2
*	Pure Storage Inc. Class A	72	2
	Switch Inc. Class A	100	2
*	Viavi Solutions Inc.	100	2
*	Flex Ltd.	100	2
*	Net 1 UEPS Technologies Inc.	372	2
*	Arlo Technologies Inc.	200	1
*	Asure Software Inc.	75	1
*	Casa Systems Inc.	100	1
*	Ceridian HCM Holding Inc.	8	1
*	Comm Scope Holding Co. Inc.	100	1
*	Iteris Inc.	151	1
*	Kopin Corp.	114	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	NeoPhotonics Corp.	100	1
*	Ribbon Communications Inc.	100	1
*	Smartsheet Inc. Class A	14	1
*	Verra Mobility Corp. Class A	100	1
*	ViaSat Inc.	26	1
	VirnetX Holding Corp.	100	1
*	Zix Corp.	100	1
*	Zuora Inc. Class A	100	1
*	Tufin Software Technologies Ltd.	105	1
*	A10 Networks Inc.	26	—
*	Axcelis Technologies Inc.	10	—
*	Calix Inc.	9	—
*	Eastman Kodak Co.	29	—
*	Immersion Corp.	2	—
*	Vishay Precision Group Inc.	2	—
*	Yext Inc.	7	—
*	Ideanomics Inc.	100	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
			3,373,482
Materials (2.6%)
	Dow Inc.	806,192	51,548
*	Linde plc	138,289	38,740
	Sherwin-Williams Co.	40,759	30,081
	Newmont Corp.	492,691	29,695
	Nucor Corp.	343,790	27,596
	Sealed Air Corp.	551,367	25,264
	Avery Dennison Corp.	133,968	24,603
	CF Industries Holdings Inc.	311,332	14,128
	FMC Corp.	121,980	13,492
	DuPont de Nemours Inc.	152,993	11,823
	Martin Marietta Materials Inc.	33,793	11,348
	Corteva Inc.	197,607	9,212
	Mosaic Co.	266,971	8,439
	Steel Dynamics Inc.	113,400	5,756
	Amcor plc	385,020	4,497
	Huntsman Corp.	107,100	3,088
	Air Products and Chemicals Inc.	10,700	3,010
	Louisiana-Pacific Corp.	49,600	2,751
	LyondellBasell Industries NV Class A	25,650	2,669
	Barrick Gold Corp.	125,800	2,491
	Ball Corp.	28,800	2,441
	Commercial Metals Co.	74,600	2,301
	Reliance Steel & Aluminum Co.	15,000	2,284
	Celanese Corp. Class A	11,127	1,667
	Westlake Chemical Corp.	11,600	1,030
	International Paper Co.	16,300	881
*	Allegheny Technologies Inc.	41,400	872
	Freeport-McMoRan Inc.	26,359	868
	Ashland Global Holdings Inc.	7,300	648
*	Ingevity Corp.	8,200	619
	Crown Holdings Inc.	5,200	505
	Valvoline Inc.	12,400	323
	W R Grace & Co.	5,200	311
	Warrior Met Coal Inc.	12,700	218

Growth and Income Fund
		Shares	Market Value• ($000)
	Graphic Packaging Holding Co.	10,300	187
	Kirkland Lake Gold Ltd.	4,000	135
	Yamana Gold Inc.	24,700	107
	Alamos Gold Inc. Class A	13,500	105
	Albemarle Corp.	700	102
	Schnitzer Steel Industries Inc. Class A	2,000	84
	Carpenter Technology Corp.	2,000	82
	Avient Corp.	900	43
*	Arconic Corp.	1,500	38
	Royal Gold Inc.	300	32
	Neenah Inc.	500	26
	Myers Industries Inc.	971	19
	Vulcan Materials Co.	98	17
*	LSB Industries Inc.	3,105	16
*	Resolute Forest Products Inc.	900	10
	RPM International Inc.	92	8
	Innospec Inc.	35	4
*	Kraton Corp.	100	4
	Haynes International Inc.	95	3
	Olin Corp.	88	3
	U.S. Steel Corp.	100	3
	Verso Corp. Class A	199	3
	Mercer International Inc.	200	3
	Cleveland-Cliffs Inc.	120	2
	PQ Group Holdings Inc.	130	2
*	Ryerson Holding Corp.	137	2
	Tredegar Corp.	100	2
*	Pretium Resources Inc.	165	2
*	Orion Engineered Carbons SA	80	2
*	Intrepid Potash Inc.	50	2
*	Equinox Gold Corp.	200	2
*	First Majestic Silver Corp.	100	2
*	Seabridge Gold Inc.	100	2
	Advanced Emissions Solutions Inc.	191	1
	Chemours Co.	44	1
*	Flotek Industries Inc.	653	1
	Hecla Mining Co.	200	1
	SunCoke Energy Inc.	200	1
	Tronox Holdings plc Class A	42	1
	O-I Glass Inc.	100	1
	Osisko Gold Royalties Ltd.	100	1
*	Novagold Resources Inc.	100	1
*	Gold Standard Ventures Corp.	1,776	1
*	Constellium SE Class A	100	1
*	Ferroglobe plc	200	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	227	1
*	Alpha Metallurgical Resources Inc.	100	1
*	IAMGOLD Corp.	100	—
			336,268
Other (0.2%)
	SPDR S&P 500 ETF Trust	52,000	20,609
*,3	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	1
*,3	Alder Biopharmaceuticals CVR Exp. 12/31/24	200	—
*,3	Biosante Pharmaceutical Inc. CVR	4,189	—

Growth and Income Fund
		Shares	Market Value• ($000)
*,3	Aduro Biotech Inc.	67	—
*,3	Contra Pfenex Inc.	200	—
*,3	Stemline Therapeutics Inc.	200	—
*,3	Ferroglobe Unit	48,731	—
*	Ion Geophysical Corp. Right Exp. 4/8/21	100	—
			20,610
Real Estate (1.9%)
	American Tower Corp.	131,916	31,536
	Weyerhaeuser Co.	758,936	27,018
	Iron Mountain Inc.	715,892	26,495
	Regency Centers Corp.	433,140	24,563
	Crown Castle International Corp.	103,087	17,744
	Kimco Realty Corp.	819,361	15,363
	SBA Communications Corp. Class A	47,560	13,200
	Ventas Inc.	244,523	13,043
	Prologis Inc.	95,300	10,102
	Equinix Inc.	13,498	9,173
	Simon Property Group Inc.	58,545	6,661
	Extra Space Storage Inc.	50,018	6,630
	Healthpeak Properties Inc.	189,800	6,024
	Apartment Income REIT Corp.	135,662	5,801
	Duke Realty Corp.	128,900	5,405
	Mid-America Apartment Communities Inc.	37,196	5,370
	SL Green Realty Corp.	57,720	4,040
	Public Storage	13,747	3,392
	Equity LifeStyle Properties Inc.	40,200	2,558
	Welltower Inc.	30,900	2,213
	First Industrial Realty Trust Inc.	30,300	1,387
	MGM Growth Properties LLC Class A	35,300	1,151
	UDR Inc.	23,900	1,048
	American Homes 4 Rent Class A	21,800	727
	Invitation Homes Inc.	18,500	592
	PotlatchDeltic Corp.	7,100	376
	Park Hotels & Resorts Inc.	16,300	352
	Realty Income Corp.	5,300	337
	Colony Capital Inc.	48,400	314
	Corporate Office Properties Trust	10,000	263
	Outfront Media Inc.	10,900	238
	CareTrust REIT Inc.	9,603	224
*	Hersha Hospitality Trust Class A	20,000	211
*	Realogy Holdings Corp.	12,100	183
	Omega Healthcare Investors Inc.	3,981	146
*	DiamondRock Hospitality Co.	10,900	112
	JBG SMITH Properties	3,145	100
	VICI Properties Inc.	3,300	93
	New Senior Investment Group Inc.	11,400	71
	Highwoods Properties Inc.	1,500	64
	Boston Properties Inc.	400	41
	Gladstone Commercial Corp.	1,873	37
	American Assets Trust Inc.	1,000	32
	National Storage Affiliates Trust	700	28
	CubeSmart	700	26
	Getty Realty Corp.	894	25
	Service Properties Trust	1,900	23
	Apartment Investment and Management Co. Class A	3,018	19

Growth and Income Fund
		Shares	Market Value• ($000)
	VEREIT Inc.	500	19
	NETSTREIT Corp.	863	16
	Uniti Group Inc.	1,000	11
	Federal Realty Investment Trust	73	7
	Agree Realty Corp.	94	6
	Acadia Realty Trust	198	4
	St. Joe Co.	88	4
*	Altisource Portfolio Solutions SA	400	4
	Retail Value Inc.	175	3
	Sun Communities Inc.	23	3
	Urban Edge Properties	171	3
	Urstadt Biddle Properties Inc. Class A	199	3
	Broadstone Net Lease Inc.	180	3
*	Alexander & Baldwin Inc.	100	2
*	CBRE Group Inc. Class A	26	2
	City Office REIT Inc.	195	2
	CorEnergy Infrastructure Trust Inc.	274	2
	CorePoint Lodging Inc.	189	2
	GEO Group Inc.	200	2
	iStar Inc.	100	2
	Monmouth Real Estate Investment Corp.	100	2
	Plymouth Industrial REIT Inc.	146	2
	RLJ Lodging Trust	100	2
	RMR Group Inc. Class A	40	2
	Retail Opportunity Investments Corp.	100	2
	Sabra Health Care REIT Inc.	100	2
*	Summit Hotel Properties Inc.	158	2
	UMH Properties Inc.	100	2
	Vornado Realty Trust	36	2
*	Cushman & Wakefield plc	100	2
	Armada Hoffler Properties Inc.	100	1
	Brandywine Realty Trust	100	1
	Empire State Realty Trust Inc. Class A	100	1
	Newmark Group Inc. Class A	100	1
	Retail Properties of America Inc. Class A	100	1
	SITE Centers Corp.	100	1
	Sunstone Hotel Investors Inc.	100	1
*	Ashford Hospitality Trust Inc.	280	1
	Host Hotels & Resorts Inc.	7	—
	Hudson Pacific Properties Inc.	6	—
	Diversified Healthcare Trust	100	—
	CIM Commercial Trust Corp.	25	—
			244,679
Utilities (1.9%)
	CenterPoint Energy Inc.	1,387,719	31,432
	AES Corp.	957,140	25,661
	Dominion Energy Inc.	321,310	24,407
	Entergy Corp.	238,710	23,744
	Exelon Corp.	523,713	22,907
	Sempra Energy	153,074	20,295
	NRG Energy Inc.	521,810	19,688
	Evergy Inc.	300,991	17,918
	FirstEnergy Corp.	443,200	15,375
	CMS Energy Corp.	142,000	8,693
	Duke Energy Corp.	71,189	6,872

Growth and Income Fund
		Shares	Market Value• ($000)
	PPL Corp.	224,858	6,485
	Alliant Energy Corp.	73,000	3,954
	NiSource Inc.	141,450	3,410
	Edison International	39,600	2,321
	NextEra Energy Inc.	25,184	1,904
	IDACORP Inc.	14,300	1,430
	Public Service Enterprise Group Inc.	14,141	851
	Southern Co.	11,000	684
*	Atlantic Power Corp.	84,600	244
	MDU Resources Group Inc.	5,200	164
	Otter Tail Corp.	841	39
	OGE Energy Corp.	1,000	32
	Ameren Corp.	96	8
	Black Hills Corp.	91	6
	Xcel Energy Inc.	88	6
	ALLETE Inc.	70	5
	American States Water Co.	58	4
	Portland General Electric Co.	94	4
	Brookfield Renewable Corp. Class A	70	3
	Spark Energy Inc. Class A	162	2
			238,548
Total Common Stocks (Cost $7,974,982)			12,507,149
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.081%	3,893,841	389,384
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	U.S. Treasury Bill, 0.020%, 8/26/21	800	800
Total Temporary Cash Investments (Cost $390,077)			390,184
Total Investments (100.3%) (Cost $8,365,059)			12,897,333
Other Assets and Liabilities—Net (-0.3%)			(41,654)
Net Assets (100%)			12,855,679
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,323,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $132,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $17,986,000 was received for securities on loan, of which $5,294,000 is held in Vanguard Market Liquidity Fund and $12,692,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Growth and Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	1,641	325,525	1,952

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,975,782)	12,507,949
Affiliated Issuers (Cost $389,277)	389,384
Total Investments in Securities	12,897,333
Investment in Vanguard	460
Cash	12,692
Cash Collateral Pledged—Futures Contracts	21,520
Receivables for Investment Securities Sold	56,976
Receivables for Accrued Income	11,275
Receivables for Capital Shares Issued	3,669
Variation Margin Receivable—Futures Contracts	1,943
Total Assets	13,005,868
Liabilities
Due to Custodian	22,125
Payables for Investment Securities Purchased	36,572
Collateral for Securities on Loan	17,986
Payables to Investment Advisor	2,885
Payables for Capital Shares Redeemed	70,155
Payables to Vanguard	466
Total Liabilities	150,189
Net Assets	12,855,679
At March 31, 2021, net assets consisted of:

Paid-in Capital	7,691,199
Total Distributable Earnings (Loss)	5,164,480
Net Assets	12,855,679

Investor Shares—Net Assets
Applicable to 54,064,233 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,318,692
Net Asset Value Per Share—Investor Shares	$61.38

Admiral Shares—Net Assets
Applicable to 95,171,107 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,536,987
Net Asset Value Per Share—Admiral Shares	$100.21

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2021
($000)
Investment Income
Income
Dividends[1]	102,623
Interest[2]	166
Securities Lending—Net	197
Total Income	102,986
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,772
Performance Adjustment	534
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,352
Management and Administrative—Admiral Shares	5,633
Marketing and Distribution—Investor Shares	116
Marketing and Distribution—Admiral Shares	159
Custodian Fees	82
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	30
Trustees’ Fees and Expenses	4
Total Expenses	15,684
Net Investment Income	87,302
Realized Net Gain (Loss)
Investment Securities Sold[2]	788,585
Futures Contracts	40,864
Realized Net Gain (Loss)	829,449
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,319,915
Futures Contracts	(2,067)
Change in Unrealized Appreciation (Depreciation)	1,317,848
Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,599
1	Dividends are net of foreign withholding taxes of $6,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $142,000, $5,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,302	185,256
Realized Net Gain (Loss)	829,449	486,613
Change in Unrealized Appreciation (Depreciation)	1,317,848	831,423
Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,599	1,503,292
Distributions
Investor Shares	(174,499)	(121,067)
Admiral Shares	(522,793)	(362,694)
Total Distributions	(697,292)	(483,761)
Capital Share Transactions
Investor Shares	157,246	(346,621)
Admiral Shares	(703,821)	(79,597)
Net Increase (Decrease) from Capital Share Transactions	(546,575)	(426,218)
Total Increase (Decrease)	990,732	593,313
Net Assets
Beginning of Period	11,864,947	11,271,634
End of Period	12,855,679	11,864,947

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$54.15	$49.46	$52.17	$46.50	$42.16	$39.55
Investment Operations
Net Investment Income	.395[1]	.787[1]	.823[1]	.711[1]	.792[1]	.852
Net Realized and Unrealized Gain (Loss) on Investments	10.260	6.024	(.204)	7.650	6.346	4.813
Total from Investment Operations	10.655	6.811	.619	8.361	7.138	5.665
Distributions
Dividends from Net Investment Income	(.453)	(.815)	(.766)	(.668)	(.799)	(.790)
Distributions from Realized Capital Gains	(2.972)	(1.306)	(2.563)	(2.023)	(1.999)	(2.265)
Total Distributions	(3.425)	(2.121)	(3.329)	(2.691)	(2.798)	(3.055)
Net Asset Value, End of Period	$61.38	$54.15	$49.46	$52.17	$46.50	$42.16
Total Return[2]	20.22%	14.07%	2.21%	18.56%	17.66%	14.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,319	$2,779	$2,860	$2,932	$2,982	$2,801
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.57%	1.73%	1.45%	1.80%	2.09%
Portfolio Turnover Rate	29%	58%	68%	83%	96%	96%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, 0.01%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$88.40	$80.74	$85.16	$75.93	$68.83	$64.57
Investment Operations
Net Investment Income	.691[1]	1.364[1]	1.421[1]	1.242[1]	1.362[1]	1.466
Net Realized and Unrealized Gain (Loss) on Investments	16.757	9.842	(.330)	12.473	10.384	7.855
Total from Investment Operations	17.448	11.206	1.091	13.715	11.746	9.321
Distributions
Dividends from Net Investment Income	(.785)	(1.414)	(1.326)	(1.182)	(1.384)	(1.364)
Distributions from Realized Capital Gains	(4.853)	(2.132)	(4.185)	(3.303)	(3.262)	(3.697)
Total Distributions	(5.638)	(3.546)	(5.511)	(4.485)	(4.646)	(5.061)
Net Asset Value, End of Period	$100.21	$88.40	$80.74	$85.16	$75.93	$68.83
Total Return[2]	20.28%	14.19%	2.32%	18.65%	17.81%	14.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,537	$9,086	$8,412	$8,491	$7,015	$3,833
Ratio of Total Expenses to Average Net Assets[3]	0.23%	0.22%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.66%	1.83%	1.55%	1.91%	2.20%
Portfolio Turnover Rate	29%	58%	68%	83%	96%	96%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.00%, 0.01%, 0.00%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2021, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Growth and Income Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Growth and Income Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Los Angeles Capital Management LLC (formerly Los Angeles Capital Management and Equity Research, Inc.) and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $646,000 for the six months ended March 31, 2021.
For the six months ended March 31, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net increase of $534,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2021, the fund had contributed to Vanguard capital in the amount of

Growth and Income Fund
$460,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,507,148	—	1	12,507,149
Temporary Cash Investments	389,384	800	—	390,184
Total	12,896,532	800	1	12,897,333
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,952	—	—	1,952
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,397,202
Gross Unrealized Appreciation	4,559,935
Gross Unrealized Depreciation	(57,852)
Net Unrealized Appreciation (Depreciation)	4,502,083
F.	During the six months ended March 31, 2021, the fund purchased $3,407,560,000 of investment securities and sold $4,568,365,000 of investment securities, other than temporary cash investments.

Growth and Income Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	260,092	4,453	364,628	7,412
Issued in Lieu of Cash Distributions	166,787	2,949	116,087	2,281
Redeemed	(269,633)	(4,656)	(827,336)	(16,197)
Net Increase (Decrease)—Investor Shares	157,246	2,746	(346,621)	(6,504)
Admiral Shares
Issued	559,690	5,915	1,327,369	16,185
Issued in Lieu of Cash Distributions	485,156	5,256	339,569	4,090
Redeemed	(1,748,667)	(18,779)	(1,746,535)	(21,683)
Net Increase (Decrease)—Admiral Shares	(703,821)	(7,608)	(79,597)	(1,408)
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Quantitative Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Growth and Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q932 052021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Growth and Income Fund. There were no other significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:       /s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:      /s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: May 19, 2021

VANGUARD QUANTITATIVE FUNDS

BY:      /s/ JOHN BENDL*

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: May 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference